Stock-Based Compensation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jun. 06, 2012	Jul. 31, 2011
Share-based employee compensation		$ 262,871	$ 837,753	$ 602,384
Outstanding options		37,964,390	37,964,390	10,979,634					7,340,182
Closing price of common stock	$ 0.0225	$ .021	$ .035		$ .0325	$ .034	$ .038	$ .0925
Market value of options		$ .021	$ .035	$ .093
Stock Options
Share-based employee compensation			$ 837,753	$ 602,384
Outstanding options, weighted average remaining contractual term			4 years 2 months 16 days
Common Stock
Share-based employee compensation		$ 130,000	$ 0	$ 130,544
Stock Option Plan 2001
Common stock reserved for future issuance	12,000,000	12,000,000
Common stock reserved for future awards	2,338,916	1,353,916
Stock Option Plan 2006
Common stock reserved for future issuance	135,000,000	135,000,000
Common stock reserved for future awards	81,530,576	81,300,576
Closing price of common stock		$ .001	$ .001	$ .001
Stock Options
Share-based employee compensation		$ 262,871
Outstanding options	30,333,074	37,964,390	29,701,197
Outstanding options, weighted average remaining contractual term	2 years 9 months	3 years 5 months 12 days
Share based compensation for deferred salary and director fees		8,879,499	24,532,719	5,851,696